CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit for the year	¥ 3,839	¥ 3,215	¥ 4,176
Items that will not be reclassified subsequently to profit or loss
Fair value changes on financial assets at fair value through other comprehensive income	(4,517)	(2,128)	5,219
Currency translation differences	1,050	(397)	(1,363)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(134)	19	77
Share of other comprehensive (loss)/income of associates	75	4	(9)
Total comprehensive income for the year	313	713	8,100
Attributable to:
Equity holders of the Company	151	527	8,079
Non-controlling interests	162	186	21
Total comprehensive income for the year	¥ 313	¥ 713	¥ 8,100